Property, Plant And Equipment (Schedule Of Property, Plant And Equipment) (Details) - USD ($) $ in Millions	Dec. 31, 2015	Dec. 31, 2014
Property, Plant and Equipment [Line Items]
Property Plant and Equipment	$ 9,052.3	$ 7,935.4
Accumulated Depreciation and Amortization	(2,988.6)	(2,976.8)
Net Property, Plant and Equipment	6,063.7	4,958.6
Pipeline and Other Transmission Assets
Property, Plant and Equipment [Line Items]
Property Plant and Equipment	6,160.4	5,333.0
Storage Facilities
Property, Plant and Equipment [Line Items]
Property Plant and Equipment	1,370.1	1,326.5
Gas Stored Base Gas
Property, Plant and Equipment [Line Items]
Property Plant and Equipment	299.5	299.5
Gathering and Processing Facilities
Property, Plant and Equipment [Line Items]
Property Plant and Equipment	370.2	263.3
Construction Work In Process
Property, Plant and Equipment [Line Items]
Property Plant and Equipment	487.6	454.2
General Plant, Software, and Other Assets
Property, Plant and Equipment [Line Items]
Property Plant and Equipment	$ 364.5	$ 258.9